CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net revenues:
Sales revenue, services	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Cost of revenues:
Cost of services	(316,674)	[1]	(250,733)	[1]	(206,469)	[1]
Gross profit	183,238		156,444		127,592
Operating expenses (income):
Selling and marketing expenses	(15,335)		(10,271)		(9,086)
General and administrative expenses	(70,324)		(56,954)		(46,640)
Research and development expenses	(8,136)		(5,409)		(368)
Impairment charges for goodwill and intangible assets	(3,415)
Revaluation of contingent consideration	3,391
Total operating expenses	(93,819)		(72,634)		(56,094)
Operating income	89,419		83,810		71,498
Other income, net	8,548		8,509		28,410
Interest expense	(1,718)		(790)		(436)
Interest income	7,728		6,056		1,583
Income before income taxes	103,977		97,585		101,055
Income tax expense	(17,393)		(16,606)		(10,244)
Net income	86,584		80,979		90,811
Earnings per share
Basic	$ 0.15		$ 0.14		$ 0.16
Diluted	$ 0.15		$ 0.13		$ 0.15
Other comprehensive income:
Currency translation adjustments	1,358		18,807		9,438
Comprehensive income	87,942		99,786		100,249
Shares used in calculating basic earnings per share	568,366,612		567,076,049		556,338,146
Shares used in calculating diluted earnings per share	582,378,749		603,517,876		597,522,573
Laboratory services
Net revenues:
Sales revenue, services	382,890	[1]	311,638	[1]	278,908	[1]
Cost of revenues:
Cost of services	(235,148)	[1]	(184,882)	[1]	(166,436)	[1]
Gross profit	147,742		126,756		112,472
Manufacturing services
Net revenues:
Sales revenue, services	117,022	[1]	95,539	[1]	55,153	[1]
Cost of revenues:
Cost of services	(81,526)	[1]	(65,851)	[1]	(40,033)	[1]
Gross profit	$ 35,496		$ 29,688		$ 15,120

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).